Income Taxes (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2014 Minimum USD ($)	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2014 Sinovac Beijing USD ($)	Dec. 31, 2014 PRC subsidiaries USD ($)	Dec. 31, 2014 PRC subsidiaries CNY	Dec. 31, 2014 PRC	Dec. 31, 2014 PRC Minimum	Dec. 31, 2014 PRC Maximum	Dec. 31, 2014 PRC Sinovac Beijing	Dec. 31, 2016 PRC Sinovac Beijing Future Tax Rate	Dec. 31, 2015 PRC Sinovac Beijing Future Tax Rate	Dec. 31, 2014 PRC PRC subsidiaries
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%												25.00%
Preferential income tax rate (as a percent)																15.00%	15.00%	15.00%
Period after which preferential income tax rates need to be reviewed																3 years
Withholding income tax
Withholding tax rate, lower end (as a percent)													5.00%
Withholding tax rate, higher end (as a percent)													10.00%
Income (loss) before income tax
Non - PRC	$ (1,336)	$ (65)	$ (527)
PRC	2,458	8,210	(19,106)
Total	1,122	8,145	(19,633)
Income taxes attributed to the operations in China
Current	(1,620)		867
Deferred	162	2,225	17
Total income tax benefit (expense)	(1,458)	2,225	884
Reconciliation of income taxes
Income (loss) before income taxes and non-controlling interests	1,122	8,145	(19,633)
Income tax (expense) benefit at the PRC statutory rate	(281)	(2,036)	4,909
International tax rate differential	(334)	(16)	(40)
Change in unrecognized tax benefitsChange in unrecognized tax benefits	(282)	(25)	147
Other adjustments	(79)	228	59
Permanent differences	362	412	904
Effect of preferential tax treatment	901	1,573	(648)
Change in valuation allowance	(1,639)	2,089	(5,314)
Effect of PRC withholding tax	(106)		867
Total income tax benefit (expense)	(1,458)	2,225	884
Tax effects of temporary differences giving rise to deferred tax assets
Accrued expenses	2,413	1,982
Inventories	388	729
Prepaid expenses and deposits	(6)
Deferred government grants	12
Tax losses carried forward		485
Less: valuation allowance	(541)	(594)
Deferred tax assets, current portion	2,266	2,602
Fixed assets	1,493	576
Deferred government grants	428
Tax losses carried forward	10,805	10,060
Less: valuation allowance	(12,211)	(10,519)
Deferred tax assets, non-current portion	515	117
Valuation allowance	12,752	11,113
Carry forward of tax losses
Tax losses carried forward											43,221	262,000
Amount of undistributed earnings										5,420
Amount of unrecognized deferred tax liabilities								271	542
Term of statute of limitation														3 years	10 years
Unrecognized tax benefit
Balance at the beginning of the period	370	345	198
Additions for tax positions of the current year	168	25	147
Lapse of statute of limitations	(56)
Balance at the end of the period	482	370	345	198
Interest and penalties recorded		0	0
Potential tax exposures		208	153
Reasonable possible change on the Company's unrecognized tax benefits, low bound	0
Reasonable possible change on the Company's unrecognized tax benefits, upper bound	$ 361